Basis of Presentation	12 Months Ended
Dec. 31, 2021
Disclosure of basis of preparation [Abstract]
Basis of Presentation
2.	BASIS OF PRESENTATION
These consolidated financial statements of the Company were prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board. The policies set out below were consistently applied to all the periods presented, except as otherwise noted.
These consolidated financial statements were prepared under the historical cost convention, as modified by the revaluation of derivative assets and liabilities and are presented in thousands of Canadian dollars.
The consolidated financial statements include the accounts of Mountain Province and its wholly-owned subsidiaries:

●	2435572 Ontario Inc. (100% owned)

●	2435386 Ontario Inc. (100% owned by 2435572 Ontario Inc.)

●	Kennady Diamonds Inc. (100% owned)
The Company’s 49% interest in the GK Mine is held through 2435386 Ontario Inc. All intercompany balances, transactions, income, expenses, profits and losses, including unrealized gains and losses have been eliminated on consolidation.
The Company’s interest in the GK Mine through its joint arrangement is a joint operation under IFRS 11, Joint Arrangements, and, accordingly has recorded the assets, liabilities, revenues and expenses in relation to its interest in the joint operation. The Company’s 49% interest in the GK Mine is bound by a contractual arrangement establishing joint control over the mine through required unanimous consent of the Company and De Beers Canada Inc. (“De Beers” or the “Operator”, and together with the Company, the “Participants”) for strategic, financial and operating policies of the GK Mine. The GK Mine management committee has two representatives of each of the Company and De Beers. The Participants have appointed De Beers as the operator of the GK Mine.